Provisions - Main assumptions (Detail) - Respironics field action [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ten percentage point increase [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	10.00%
Ten percentage point increase [Member] | Total number of devices [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption		2600.00%
Ten percentage point increase [Member] | Replacement share [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption		1200.00%
Ten percentage point decrease [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	(10.00%)
Ten percentage point decrease [Member] | Total number of devices [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption		(2600.00%)
Ten percentage point decrease [Member] | Replacement share [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption		(1200.00%)